Operating Segments	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
OPERATING SEGMENTS
NOTE 21:-	OPERATING SEGMENTS

The Company applies the principles of IFRS 8, "Operating Segments" ("IFRS 8"), regarding operating segments. The segment reporting is based on internal management reports of the Company's management, which are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated and assess performance. According to the principles of IFRS 8, the Company's management determined that as of December 31, 2019, the Company has one reportable segment - Development of drugs based on cannabinoid molecules to be approved by an official regulatory authority (the Company's operation). The pain clinic services segment, including lab services (THR's operation), was terminated on March 26, 2019 (see Note 4).

Since both segments did not generate any revenues during 2019, the Company decided that a detailed note regarding operating segments would not add any material information to these financial statements.